SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) (Parenthetical) - USD ($)		6 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfReconciliationofIncomeTaxExpenseLineItem [Line Items]
Effective income tax rate		20.00%	5.60%
Effective income tax rate increase decrease		9.90%	2.30%
Net loss		$ 583,299	$ 1,125,915
Preferred Partner [Member]
ScheduleOfReconciliationofIncomeTaxExpenseLineItem [Line Items]
Effective income tax rate	15.00%